UNITED STATES
OF AMERICA
BEFORE THE
SECURITIES AND
EXCHANGE
COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release No. 31028 / April 24, 2014

In the Matter of:

MINNESOTA LIFE INSURANCE COMPANY, ET
AL.

400 Robert Street North
St. Paul, Minnesota 55101-2098

(812-14203)


ORDER PURSUANT TO SECTION 26(c) OF THE
INVESTMENT COMPANY ACT OF 1940
GRANTING APPROVAL OF SUBSTITUTIONS
AND AN ORDER PURSUANT TO SECTIONS
17(b) OF THE ACT GRANTING EXEMPTION
FROM THE PROVISIONS OF SECTION 17(a).

Minnesota Life Insurance Company, Variable
Annuity Account, Minnesota Life Variable Life
Account, Minnesota Life Variable Universal Life
Account, Group Variable Universal Life Account,
Variable Universal Life Account II, Securian Life
Insurance Company, Securian Life Variable
Universal Life Account (collectively, the "Section 26
Applicants") and Securian Funds Trust (together with the Section 26 Applicants, the "Section 17
Applicants") filed an application on August 22, 2013, and an amended and restated application was filed on March 27, 2014. The Section 26 Applicants sought an order pursuant to Section 26(c) of the Investment
Company Act of 1940 ("1940 Act" or "Act") approving the substitution of certain shares of the Trust for shares of other registered investment companies. The Section 17 Applicants sought an order pursuant to Section 17(b) of the 1940 Act exempting them from Section 17(a) of the Act to the extent necessary to permit them to engage in certain in-kind transactions in connection with the substitutions.

A notice of the filing of the application was issued on March 28, 2014 (Rel. No. IC-30999). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing should be ordered.
No request for a hearing has been received, and the Commission has not ordered a hearing.

The matter has been considered, and it is found that the substitutions are appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the 1940 Act.

It is also found that the terms of the proposed transactions, including the consideration to be paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned; the proposed transactions are consistent with the policy of each registered investment company concerned, as recited in its registration statement and reports filed under the Act; and the proposed transactions are consistent with the general purposes of the Act.

Accordingly,

IT IS ORDERED, pursuant to section 26(c) of the 1940 Act, that the proposed substitutions for Minnesota Life Insurance Company, et al. (812-
14203), are approved.

IT IS FURTHER ORDERED, pursuant to section
17(b) of the 1940 Act, that the requested exemption from section 17(a) of the 1940 Act, be, and hereby is, granted, effective forthwith.

For the Commission, by the Division of Investment
Management, pursuant to delegated authority.

Kevin M. O'Neill
Deputy Secretary